Income taxes	12 Months Ended
Dec. 31, 2024
Income taxes
Income taxes

17. Income taxes

The Income taxes recognized in net loss and comprehensive loss are comprised of the following:

	December 31, 2024	December 31, 2023
	$	$
Current tax expense	2,077,652	626,500
Deferred tax expense	547,461	1,887,558

Income tax expense	2,625,113	2,514,058

Provision for income taxes

The income tax expense differs from the amount that would result from applying the federal and provincial income tax rates to the income before income taxes due to the following:

	December 31, 2024	December 31, 2023
	$	$
Income before income taxes	976,031	2,412,946
Statutory tax rate	26.5%	26.5%

Expected income tax expense based on statutory rate	259,000	639,000
Adjustment to expected income tax expense (recovery):
Foreign tax rate differences	414,000	928,000
Permanent differences	567,000	441,000
Change in benefit of tax assets not recognized	739,000	688,000
Foreign exchange and other	646,113	(181,942)

Income tax expense	2,625,113	2,514,058

Recognized deferred tax asset and liabilities

	December 31, 2024	December 31, 2023
	$	$
Non-capital losses – Canada	-	117,982
Other - Canada	-	(117,982)
Royalty interests - Australia	(5,426,450)	(4,878,989)

Total	(5,426,450)	(4,878,989)

Unrecognized deferred tax assets

As at December 31, 2024, the Company had temporary differences with a tax benefit of $10,862,000 (December 31, 2023 - $8,494,000), which are not recognized as deferred tax assets. Management believes that it is not probable that sufficient taxable profits will be available in future years to allow the benefit of the following deferred tax assets to be utilized. The following table summarizes the composition of the Company’s unrecognized deductible temporary differences:

	December 31, 2024	December 31, 2023
	$	$
Non-capital losses – Canada	9,511,000	6,921,000
Net-capital losses – Australia	113,000	124,000
Financing costs	1,238,000	1,449,000

Total	10,862,000	8,494,000

Unrecognized deferred tax liabilities

The aggregate amount of taxable temporary differences associated with investment in subsidiaries, for which deferred tax liabilities have not been recognized as at December 31, 2024, is $18,357,000 (December 31, 2023 - $13,841,000). No deferred tax liabilities are recognized on the temporary differences associated with investments in subsidiaries because the Company controls the timing of reversal and it is not probable that they will reverse in the foreseeable future.

Tax loss carryforwards

As at December 31, 2024, the Company has deductible Canadian non-capital tax losses of $9,511,000 related to the Company’s Canadian parent and subsidiary, with non-capital tax losses expiring between the years 2038 and 2044, $277,000 from the Company’s United States subsidiary, and $nil from the Company’s Australian subsidiary. The Company’s Cayman Islands subsidiary has a tax rate of 0%; therefore, there is no deductible temporary difference that can apply.